SUBSEQUENT EVENTS - Amended BCA (Details) - Subsequent events - Amended BCA	Oct. 04, 2023 USD ($) employee shares
SUBSEQUENT EVENTS
Cash available at closing	$ 21,900,000
Initial aggregare share reserve (in percent)	11.70%
Period for clsoing the agreement	9 months
Number of full time employees to be continued | employee	20
Class A Common Stock
SUBSEQUENT EVENTS
Shares surrendered for cancellation as Minimum cash condition is not satisfied | shares	310,000
Earnout Shares
SUBSEQUENT EVENTS
Number of new shares issued to the employees continued post combination | shares	4,000,000
Minimum
SUBSEQUENT EVENTS
Cash available at closing	$ 25,000,000
Value of shares surrendered for cancellation as Minimum cash condition is not satisfied	$ 21,900,000
Percentage of employees to be continued post combination	65.00%
Maximum
SUBSEQUENT EVENTS
Value of shares surrendered for cancellation as Minimum cash condition is not satisfied	$ 25,000,000